Net Income (loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended	Nine Months Ended
	September 30, 2022	September 30, 2022
Net loss attributable to Class A common stockholders	(1,125)	$(1,125)
Less: change in fair value of the put option on the forward purchase agreement	384	384
Diluted Net loss attributable to Class A common stockholders	(1,509)	(1,509)

Weighted average number of shares of Class A common stock - basic	25,671,390	25,671,390
Effect of the dilutive put option on a forward purchase agreement	152,382	152,382
Weighted average number of shares of Class A common stock - diluted	25,823,772	25,823,772
Net loss per share of Class A common stock
Basic	$(0.04)	$(0.04)
Diluted	$(0.06)	$(0.06)